Shareholders' equity - Ordinary shares purchased on-market (Details) - Ordinary shares	12 Months Ended
Sep. 30, 2023 $ / shares shares
Ordinary shares purchased and sold on market
Number	3,400,723
Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Number	1,156,722
Average Price | $ / shares	$ 23.79
Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Number	2,061,377
Average Price | $ / shares	$ 23.40
Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Number	182,624
Average Price | $ / shares	$ 22.70
Parent Entity
Ordinary shares purchased and sold on market
Number	3,400,723
Parent Entity | Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Number	1,156,722
Average Price | $ / shares	$ 23.79
Parent Entity | Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Number	2,061,377
Average Price | $ / shares	$ 23.40
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Number	182,624
Average Price | $ / shares	$ 22.70